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The Gabelli Dividend Growth Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.6%
Aerospace  — 1.1%
1,000 The Boeing Co.† ....................................... $ 191,680
Agriculture  — 0.9%
3,136 Corteva Inc. .............................................. 160,438
Automotive  — 1.1%
2,300 PACCAR Inc. ............................................ 195,546
Business Services  — 3.2%
4,000 Fidelity National Information Services Inc. . 221,080
1,500 Visa Inc., Cl. A .......................................... 345,015
566,095
Cable and Satellite  — 3.3%
600 Netflix Inc.† .............................................. 226,560
17,000 Paramount Global, Cl. B ............................ 219,300
14,000 Warner Bros Discovery Inc.† .................... 152,040
597,900
Computer Software and Services  — 11.3%
6,300 Alphabet Inc., Cl. C† ................................. 830,655
2,000 Apple Inc. ................................................ 342,420
10,000 Hewlett Packard Enterprise Co. ................. 173,700
1,200 Meta Platforms Inc., Cl. A† ....................... 360,252
1,000 Microsoft Corp. ........................................ 315,750
2,022,777
Consumer Products  — 1.0%
5,000 Edgewell Personal Care Co. ...................... 184,800
Diversified Industrial  — 6.3%
6,000 Carrier Global Corp. .................................. 331,200
2,800 Honeywell International Inc. ...................... 517,272
3,700 Textron Inc. .............................................. 289,118
1,137,590
Electronics  — 1.5%
3,200 Sony Group Corp., ADR ............................ 263,712
Energy  — 9.1%
3,000 Baker Hughes Co. ..................................... 105,960
1,600 Chevron Corp. .......................................... 269,792
8,000 Eversource Energy .................................... 465,200
8,000 Halliburton Co. ......................................... 324,000
8,000 Schlumberger NV ..................................... 466,400
1,631,352
Entertainment  — 0.9%
1,100 Take-Two Interactive Software Inc.† .......... 154,429
Environmental Services  — 1.9%
2,400 Republic Services Inc. .............................. 342,024
Financial Services  — 15.3%
4,000 American Express Co. ............................... 596,760
4,000 American International Group Inc. ............. 242,400
7,000 Bank of America Corp. .............................. 191,660
Shares
Market
Value
9,000 Citigroup Inc. ........................................... $ 370,170
3,000 JPMorgan Chase & Co. ............................. 435,060
3,000 Morgan Stanley ........................................ 245,010
1,113 T. Rowe Price Group Inc. .......................... 116,720
2,500 The PNC Financial Services Group Inc. ...... 306,925
4,000 Wells Fargo & Co. .................................... 163,440
400 Willis Towers Watson plc .......................... 83,584
2,751,729
Food and Beverage  — 12.0%
1,400 Diageo plc, ADR ....................................... 208,852
6,000 Keurig Dr Pepper Inc. ............................... 189,420
5,000 Molson Coors Beverage Co., Cl. B ............. 317,950
11,500 Mondelēz International Inc., Cl. A .............. 798,100
8,000 Nomad Foods Ltd.† .................................. 121,760
12,000 The Hain Celestial Group Inc.† .................. 124,440
1,500 The J.M. Smucker Co. .............................. 184,365
6,000 The Kraft Heinz Co. ................................... 201,840
2,146,727
Health Care  — 13.4%
4,000 Bristol-Myers Squibb Co. .......................... 232,160
5,700 CVS Health Corp. ...................................... 397,974
2,000 Henry Schein Inc.† ................................... 148,500
6,000 Merck & Co. Inc. ...................................... 617,700
4,000 Patterson Cos. Inc. ................................... 118,560
12,000 Perrigo Co. plc ......................................... 383,400
7,500 Pfizer Inc. ................................................ 248,775
2,200 Zimmer Biomet Holdings Inc. ................... 246,884
2,393,953
Hotels and Gaming  — 0.6%
3,000 MGM Resorts International ....................... 110,280
Machinery  — 1.2%
3,000 The Timken Co. ........................................ 220,470
Metals and Mining  — 1.2%
6,000 Newmont Corp. ........................................ 221,700
Retail  — 1.7%
7,000 The Kroger Co. ......................................... 313,250
Semiconductors  — 1.1%
1,000 NXP Semiconductors NV .......................... 199,920
Specialty Chemicals  — 5.1%
9,500 DuPont de Nemours Inc. .......................... 708,605
3,000 FMC Corp. ................................................ 200,910
909,515
Telecommunications  — 3.4%
4,400 T-Mobile US Inc.† ..................................... 616,220
TOTAL COMMON STOCKS .................. 17,332,107

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 3.4%
$ 610,000 U.S. Treasury Bills,
5.340% to 5.367%††,
11/09/23 to 12/07/23 ............................ $ 604,500
TOTAL INVESTMENTS — 100.0%
(Cost $13,658,682) ............................... $ 17,936,607
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt